Related Party and Transactions	6 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2012
Related Party Transactions [Abstract]
Related Party and Transactions

6.   Related Party and Transactions

On December 8, 2010, the Company issued 7,500,000 shares of common stock to the officers and directors of the Company for cash proceeds of $750.

During the period from November 3, 2010 (inception) through May 31, 2011, a stockholder advanced $13,525 to the Company for working capital purposes. These amounts were non-interest bearing, due on demand, and repaid during the year ended May 31, 2011.

During the year ended May 31, 2012, a stockholder advanced $6,359 to the Company for working capital purposes. These amounts are non-interest bearing, due on demand, and remain outstanding as of November 30, 2012.

During the six months ended November 30, 2012, a stockholder advanced $4,959 to the Company for working capital purposes. These amounts are non-interest bearing, due on demand, and remain outstanding as of November 30, 2012.

6.   Related Party and Transactions

On December 8, 2010, the Company issued 7,500,000 shares of common stock to the officers and directors of the Company for cash proceeds of $750.

During the period from November 3, 2010 (inception) through May 31, 2011, a stockholder advanced $13,525 to the Company for working capital purposes. These amounts were non-interest bearing, due on demand, and repaid during the year ended May 31, 2011.

During the year ended May 31, 2012, the Company’s officer and director advanced $6,359 to the Company for working capital purposes.

On April 25, 2012, the Company’s officer and director agreed to lend the Company up to $100,000 over the next two years provided that at no time can the principal amount outstanding exceed $25,000. No interest accrues on the outstanding principal under the terms of this note. All outstanding principal is due no later than April 25, 2014.